GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2022
Segments, Geographical Areas [Abstract]
GEOGRAPHIC INFORMATION

NOTE 15:-GEOGRAPHIC INFORMATION

Summary information about geographic areas:

The Company operates in one reportable segment (see Note 1 for a brief description of the Company's business). The total revenues are attributed to geographic areas based on the location of the end-users.

The following table presents total revenues for the years ended December 31, 2022, 2021 and 2020 from a geographical perspective:

	Year ended December 31,
	2022	2021	2020
Revenues from sales to customers located at:

The United States	$94,014	$98,937	$93,706
America - other	29,933	29,833	20,707
EMEA*)	104,219	98,388	78,362
Asia Pacific	65,260	59,338	57,252

	$293,426	$286,496	$250,027

*)          Europe, the Middle East and Africa.

The following table presents long-lived assets and ROU assets as of December 31, 2022 and 2021 from a geographical perspective:

	December 31,
	2022	2021

Long-lived assets, by geographic region:

America (principally the United States)	$1,892	$2,609
Israel	39,200	39,467
EMEA - other	1,039	1,201
Asia Pacific	2,016	1,792

	$44,147	$45,069